Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 13.3%
U.S. Bancorp.	857,969	$31,590,419

Regional Banks — 84.0%
Bank of Hawaii Corp.	25,044	1,537,952
BankUnited Inc.	57,829	1,171,037
BOK Financial Corp.	19,804	1,117,739
Cathay General Bancorp.	47,306	1,244,148
CIT Group Inc.	61,570	1,276,346
Citizens Financial Group Inc.	267,031	6,739,862
Comerica Inc.	87,025	3,315,652
Commerce Bancshares Inc.(a)	62,830	3,736,500
Cullen/Frost Bankers Inc.	35,630	2,661,917
East West Bancorp. Inc.	88,560	3,209,414
Fifth Third Bancorp.	445,603	8,591,226
First Citizens BancShares Inc./NC, Class A	4,932	1,997,559
First Financial Bankshares Inc.(a)	88,913	2,568,697
First Hawaiian Inc.	81,262	1,400,957
First Horizon National Corp.	195,203	1,944,222
First Republic Bank/CA	107,327	11,375,589
FNB Corp.	202,211	1,516,582
Fulton Financial Corp.	101,271	1,066,384
Glacier Bancorp. Inc.	55,534	1,959,795
Hancock Whitney Corp.	54,007	1,144,948
Home BancShares Inc./AR	96,134	1,478,541
Huntington Bancshares Inc./OH	634,824	5,735,635
IBERIABANK Corp.	32,964	1,501,181
International Bancshares Corp.	34,851	1,115,929
Investors Bancorp. Inc.	126,838	1,078,123
KeyCorp	610,530	7,436,255
M&T Bank Corp.	80,289	8,347,647
PacWest Bancorp.	72,908	1,437,017
People’s United Financial Inc.	265,804	3,075,352
Pinnacle Financial Partners Inc.(a)	44,627	1,873,888
PNC Financial Services Group Inc. (The)	265,555	27,939,042
Popular Inc.	55,160	2,050,297
Prosperity Bancshares Inc.	57,999	3,443,981
Regions Financial Corp.(a)	599,009	6,660,980
Signature Bank/New York NY	33,530	3,585,028
Sterling Bancorp./DE	121,714	1,426,488
SVB Financial Group(a)(b)	32,243	6,949,334
Synovus Financial Corp.	92,190	1,892,661
TCF Financial Corp.	95,209	2,801,049
Texas Capital Bancshares Inc.(b)	31,570	974,566

Security	Shares	Value

Regional Banks (continued)
Truist Financial Corp.	843,413	$31,670,158
Trustmark Corp.	39,700	973,444
UMB Financial Corp.	26,514	1,366,797
Umpqua Holdings Corp.	137,838	1,466,596
United Bankshares Inc./WV	79,608	2,201,957
Valley National Bancorp.	245,166	1,917,198
Webster Financial Corp.	56,440	1,614,748
Western Alliance Bancorp.	58,075	2,199,300
Wintrust Financial Corp.	36,034	1,571,803
Zions Bancorp. N.A.	102,565	3,487,210

		198,848,731

Thrifts & Mortgage Finance — 2.4%
Capitol Federal Financial Inc.	88,588	975,354
New York Community Bancorp. Inc.	290,389	2,961,968
TFS Financial Corp.	31,489	450,607
Washington Federal Inc.	47,386	1,271,840

		5,659,769

Total Common Stocks — 99.7% (Cost: $339,641,316)		236,098,919

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	1,299,420	1,301,109
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	327,000	327,000

		1,628,109

Total Short-Term Investments — 0.7% (Cost: $1,627,883)		1,628,109

Total Investments in Securities — 100.4% (Cost: $341,269,199)		237,727,028

Other Assets, Less Liabilities — (0.4)%		(875,554)

Net Assets — 100.0%		$236,851,474

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	110,713	1,188,707	1,299,420	$1,301,109	$1,497	(b)	$(326)	$146
BlackRock Cash Funds: Treasury, SL Agency Shares	317,000	10,000	327,000	327,000	129		—	—

				$1,628,109	$1,626		$(326)	$146

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Financial E-Mini Index	10	09/18/20	$712	$(26,633)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$236,098,919	$—	$—	$236,098,919
Money Market Funds	1,628,109	—	—	1,628,109

	$237,727,028	$—	$—	$237,727,028

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,633)	$—	$—	$(26,633)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2